Income Tax (Details) - Schedule of reconciliation statutory income tax rate and effective tax rate	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	35.21%	(18.74%)	(20.27%)
Effect of research and development credits	6.66%	(14.21%)	(5.66%)
Effect of other non-deductible expenses	(0.46%)	0.12%	0.05%
Effect of change in valuation allowance	(54.92%)	16.40%	3.30%
Effective tax rate	11.49%	8.57%	2.43%